Related Party Transaction - Additional Information (Detail)	Dec. 31, 2011	Apr. 30, 2007
Related Party Transaction [Line Items]
Percentage of ownership interest		100.00%
Percentage of ownership interests sold	100.00%
Group's Founder and CEO
Related Party Transaction [Line Items]
Percentage of ownership interest		43.00%